Audit fees	12 Months Ended
Dec. 31, 2025
Auditor fees [abstract]
Audit fees	27 Audit fees
Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditor
in EUR million	2025	2024	2023
Audit fees	32	33	29
Audit related fees	4	4	1
Total[1]	36	37	30
[1]The Group’s auditor did not provide any non-audit services.
Fees as disclosed in the table above relate to the network of the Group’s auditors and are the total fees charged for the period excluding VAT.